Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Held-to-maturity securities
Amortized cost	$ 2,400	$ 2,400
Estimated fair value	2,400	2,400
Carrying value	2,400	2,400
Available-for-sale securities
Amortized cost	4,914,428	5,372,594
Gross unrealized gains	68,516	65,104
Gross unrealized losses	(50,981)	(133,119)
Total investment securities	4,931,963	5,304,579
Assets/Liabilities Measured at Fair Value
Available-for-sale securities
Total investment securities	4,931,963	5,304,579
Carrying value
Available-for-sale securities
Total investment securities	4,931,963	5,304,579
Other securities
Held-to-maturity securities
Amortized cost	2,400	2,400
Estimated fair value	2,400	2,400
Carrying value	2,400	2,400
Available-for-sale securities
Amortized cost	20,000
Other securities | Assets/Liabilities Measured at Fair Value
Available-for-sale securities
Total investment securities	20,000
Other securities | Carrying value
Available-for-sale securities
Total investment securities	20,000
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost	4,597,590	5,096,165
Gross unrealized gains	47,960	56,110
Gross unrealized losses	(45,178)	(124,574)
Residential mortgage-backed securities | Assets/Liabilities Measured at Fair Value
Available-for-sale securities
Total investment securities	4,600,372	5,027,701
Residential mortgage-backed securities | Carrying value
Available-for-sale securities
Total investment securities	4,600,372	5,027,701
Mortgage-backed securities by Ginnie Mae
Available-for-sale securities
Total investment securities	1,503,774	1,799,807
Mortgage-backed securities by Fannie Mae and Freddie Mac
Available-for-sale securities
Total investment securities	3,072,535	3,200,042
Mortgage-backed securities by non-government entities
Available-for-sale securities
Total investment securities	24,063	27,852
States and political subdivisions
Available-for-sale securities
Amortized cost	268,763	248,354
Gross unrealized gains	19,131	8,063
Gross unrealized losses	(5,618)	(8,007)
States and political subdivisions | Assets/Liabilities Measured at Fair Value
Available-for-sale securities
Total investment securities	282,276	248,410
States and political subdivisions | Carrying value
Available-for-sale securities
Total investment securities	282,276	248,410
Other
Available-for-sale securities
Amortized cost	28,075	28,075
Gross unrealized gains	1,425	931
Gross unrealized losses	(185)	(538)
Other | Assets/Liabilities Measured at Fair Value
Available-for-sale securities
Total investment securities	29,315	28,468
Other | Carrying value
Available-for-sale securities
Total investment securities	$ 29,315	$ 28,468